Government Bonds and Other Assets - Summary of Balance of Government Bonds (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 3,443	$ 5,595
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Mexican Government Bonds	43,044,642	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	21,570,204	28,637,314
Total long-term of Government bonds	$ 21,474,438	$ 35,495,104